Summary of Significant Accounting Policies - Scedhule of Translation of Foreign Currencies Exchange Rates (Parentheticals) (Details)	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Scedhule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies	1
USD [Member]
Scedhule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies		1	1
Year-Average Rate [Member]
Scedhule of Translation of Foreign Currencies Exchange Rates [Line Items]
Translation of foreign currencies		1	1